Business Combination - Disclosure of detailed information about common control acquisitions (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 07, 2024	Dec. 31, 2024
Disclosure Of Common Control Acquisitions Table [Line Items]
Consideration repayment outstanding shareholders loan	$ 79,930
Business combination (Note 26)		$ (796,970)
CMB.TECH NV
Disclosure Of Common Control Acquisitions Table [Line Items]
Intangible assets (Note 9)	3,538
Investments in equity accounted investees (Note 27)	12,399
Receivables	16,514
Deferred tax assets	5,414
Current assets	57,128
Cash and cash equivalents	4,176
LT loans and borrowings	(532,439)
Provisions	(111)
Current liabilities	(58,108)
Total identifiable net assets acquired	435,960
Consideration transferred in cash	1,153,000
Business combination (Note 26)	796,970
Vessels | CMB.TECH NV
Disclosure Of Common Control Acquisitions Table [Line Items]
Property, plant and equipment recognised as of acquisition date	425,564
Vessels under construction | CMB.TECH NV
Disclosure Of Common Control Acquisitions Table [Line Items]
Property, plant and equipment recognised as of acquisition date	478,235
Other tangible assets | CMB.TECH NV
Disclosure Of Common Control Acquisitions Table [Line Items]
Property, plant and equipment recognised as of acquisition date	$ 23,650